The GrandView Funds
                            SUPPLEMENT APRIL 15, 1997



The Prospectus and Statement of Additional Information dated August 1, 1996, of the GrandView Funds (the "Funds") are hereby amended to reflect the following new service providers to the Funds:

1. Transfer Agent. The transfer, dividend paying, and shareholder servicing agent of the Funds is North Carolina Shareholder Services, LLC, a North Carolina limited liability company controlled by John D. Marriott, Jr., whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. This firm will be compensated for its services by The Nottingham Company, the Administrator for the Funds, and not directly by the Funds.

2. Custodian. The custodian for the Funds' assets is First Union National Bank of North Carolina, whose address is Two First Union Center, Charlotte, North Carolina 28288-1151.

Inquiries  concerning  the  Funds,   shareholder  accounts,   and  purchases  or
redemptions of shares in the Funds should now be addressed to:

         The GrandView Funds
         c/o NCSS
         107 North Washington Street
         Post Office Box 4365
         Rocky Mount, North Carolina  27803-0365
         1-800-525-3863

For persons desiring to invest in the Funds by bank wire, your bank should now use the following wire instructions:

         First Union National Bank of North Carolina
         Charlotte, North Carolina
         ABA#0530 00219
                  GrandView REIT Index Fund
                  2000000861865
         OR
                  GrandView Realty Growth Fund
                  2000000861784



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Office of Records
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re:      GrandView Investment Trust
         33-89628
         811-8978

         CIK:     0000938663

Dear Sir/Madam:

Pursuant to Rule 497 under the Securities Act of 1933, transmitted for filing is one copy of an EDGARized version of a Supplement to the August 1, 1996 Prospectus and Statement of Additional Information for GrandView REIT Index Fund and GrandView Realty Growth Fund, Series of the GrandView Investment Trust.

Please address any comments or questions to the attention of the  undersigned at
(919) 972-9922 Ext 212.


Yours truly,


/s/ C. Frank Watson III
C. Frank Watson III